Details of Movement in Restructuring Provisions Recognized (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Residual balance from prior periods				$ 130
Initial provision recognized	4,621		9,033	9,163
Cash payments		(1,065)		(6,743)
Amounts released		(142)		(93)
Foreign exchange movement		3		(3)
Closing provision		1,120		2,324
1st Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized				4,412
2nd Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized				4,621
Workforce Reduction
Restructuring Cost and Reserve [Line Items]
Initial provision recognized				8,131
Cash payments		(769)		(6,544)
Amounts released				(93)
Foreign exchange movement		(8)		(3)
Closing provision		714		1,491
Workforce Reduction | 1st Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized				3,903
Workforce Reduction | 2nd Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized				4,228
Office Consolidations
Restructuring Cost and Reserve [Line Items]
Residual balance from prior periods				130
Initial provision recognized				1,032
Cash payments		(296)		(199)
Amounts released		(142)
Foreign exchange movement		11
Closing provision		406		833
Office Consolidations | 1st Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized				509
Office Consolidations | 2nd Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized				$ 393